Consolidated Statements Of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Natural gas sales	$ 2,705	$ 2,982	$ 2,730
NGL sales	2,253	1,716	826
Crude sales	2,872	0	0
Gathering, transportation and other fees	2,386	1,819	1,360
Refined product sales	5,299	0	0
Other	1,449	1,673	1,640
Total revenues	16,964	8,190	6,556
COSTS AND EXPENSES:
Cost of products sold	13,088	5,169	4,102
Operating expenses	1,065	906	771
Depreciation and amortization	871	586	406
Selling, general and administrative	580	292	233
Total costs and expenses	15,604	6,953	5,512
OPERATING INCOME	1,360	1,237	1,044
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(1,018)	(740)	(625)
Bridge loan related fees	(62)	0	0
Equity in earnings of unconsolidated affiliates	212	117	65
Gain on deconsolidation of Propane Business	1,057	0	0
Losses on extinguishments of debt	(123)	0	(16)
Losses on disposal of assets	4	1	5
Losses on non-hedged interest rate derivatives	(19)	(78)	(52)
Impairments of investments in affiliates	0	(5)	(53)
Other, net	30	17	(4)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE	1,437	548	359
Income tax expense from continuing operations	54	17	14
INCOME FROM CONTINUING OPERATIONS	1,383	531	345
Loss from discontinued operations	(109)	(3)	(8)
NET INCOME	1,274	528	337
LESS: NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTEREST	970	218	144
NET INCOME ATTRIBUTABLE TO PARTNERS	304	310	193
GENERAL PARTNER’S INTEREST IN NET INCOME	2	1	1
LIMITED PARTNERS’ INTEREST IN NET INCOME	$ 302	$ 309	$ 192
Basic	1.17	1.39	0.87
Diluted	1.17	1.38	0.87
Basic	1.13	1.39	0.86
Diluted	1.13	1.38	0.86